Goodwill, Net - Schedule of Gross Amount and Accumulated Impairment Losses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2023			¥ 374,149
Addition in 2024 (Note 3)
Disposal in 2024 (Note 3)
Accumulated impairment loss as of December 31, 2023
Addition in 2024 impairment provision	(374,149)
Net as of December 31, 2023			374,149
Net as of December 31, 2024			374,149
Agency Segment [Member]
Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2023			374,149
Addition in 2024 (Note 3)
Disposal in 2024 (Note 3)
Accumulated impairment loss as of December 31, 2023
Addition in 2024 impairment provision	(374,149)
Net as of December 31, 2023			374,149
Net as of December 31, 2024			374,149
Claims Adjusting Segment [Member]
Schedule of Gross Amount and Accumulated Impairment Losses [Line Items]
Gross as of December 31, 2023
Addition in 2024 (Note 3)
Disposal in 2024 (Note 3)
Accumulated impairment loss as of December 31, 2023
Addition in 2024 impairment provision
Net as of December 31, 2023
Net as of December 31, 2024